Consolidated Statements of Changes in Shareholder' Equity $ in Thousands, $ in Thousands	Common stock MXN ($) shares	Additional paid-in capital MXN ($)	Total contributed capital MXN ($)	Reserve for repurchase of shares MXN ($)	Retained earnings MXN ($)	Accumulated other comprehensive income MXN ($)	Total earned capital MXN ($)	Total controlling interest MXN ($)	Total non-controlling interest MXN ($)	USD ($) shares	MXN ($) shares
Balances at Dec. 31, 2020	$ 300,822	$ 29,786	$ 330,608	$ 1,500,000	$ 8,824,666	$ (4,933)	$ 10,319,733	$ 10,650,341	$ 175,906		$ 10,826,247
Balances (in shares) at Dec. 31, 2020 | shares	390,111,556
Repurchase of shares, net	$ (3,040)		(3,040)	(471,812)			(471,812)	(474,852)			(474,852)
Repurchase of shares, net (in shares) | shares	(3,942,131)
Dividends paid					(1,979,790)		(1,979,790)	(1,979,790)			(1,979,790)
Consolidated comprehensive income					2,857,265	2,997	2,860,262	2,860,262	6,365		2,866,627
Balances at Dec. 31, 2021	$ 297,782	29,786	327,568	1,028,188	9,702,141	(1,936)	10,728,393	11,055,961	182,271		$ 11,238,232
Balances (in shares) at Dec. 31, 2021 | shares	386,169,425									386,169,425	386,169,425
Dividends paid					(6,602,598)		(6,602,598)	(6,602,598)	(13,200)		$ (6,615,798)
Increase in reserve for repurchase of shares				471,812	(471,812)
Consolidated comprehensive income					3,900,967	14,881	3,915,848	3,915,848	16,338		3,932,186
Balances at Dec. 31, 2022	$ 297,782	29,786	327,568	1,500,000	6,528,698	12,945	8,041,643	8,369,211	185,409		$ 8,554,620
Balances (in shares) at Dec. 31, 2022 | shares	386,169,425									386,169,425	386,169,425
Dividends paid					(3,712,104)		(3,712,104)	(3,712,104)	(25,950)		$ (3,738,054)
Consolidated comprehensive income					5,011,842	1,510	5,013,352	5,013,352	8,584	$ 296,821	5,021,936
Balances at Dec. 31, 2023	$ 297,782	$ 29,786	$ 327,568	$ 1,500,000	$ 7,828,436	$ 14,455	$ 9,342,891	$ 9,670,459	$ 168,043	$ 581,506	$ 9,838,502
Balances (in shares) at Dec. 31, 2023 | shares	386,169,425									386,169,425	386,169,425